Note 6 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Operating Leases, Disclosure [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On January 29, 2015 and March 31, 2015, the Company sold and leased back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively. The vessels were chartered back on a bareboat basis for 7 years at a bareboat hire of $8,586 and $8,625 per day respectively. In addition, the Company had the option to buy back each vessel from the end of year 3 up to the end of year 7 at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. On December, 18 and December 20, 2019, the Company exercised the purchase options and terminated the operating leases on its two bareboat chartered in vessels. The purchase option prices paid amounted to $23,871 and $24,063 for the M/T Stenaweco Energy the M/T Stenaweco Evolution respectively, not including fees and expenses related to the transfer of ownership.

On December 1 and December 10, 2020, the Company sold and leased back M/T Eco Beverly Hills and M/T Eco Bel Air respectively to a third non-affiliated party (the “Navigare Lease”). Each vessel was chartered back on a bareboat basis for five years at a bareboat hire of $16,750 per day for the first two years, $14,000 per day for the next two years and $10,000 per day for the fifth year. The Company does not have any option nor obligation to buy back the vessels. The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions, change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company) and restrictive covenants and performance requirements. The Company must maintain a minimum liquidity of $4,000 at all times which is certified bi-annually. As of December 31, 2020, the Company complied with all covenants of the Navigare Lease.

The Company has treated the Navigare lease as an operating lease. An operating lease ROU asset amounting to $45,425 was recognized at the inception of the lease together with a lease liability of $ 43,759 based on the present value of lease payments over the lease term. The operating lease ROU asset also includes initial direct costs of $1,666 and losses from the sale of the vessels of $340. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average), which was the Company’s estimated incremental borrowing rate, that reflects the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. The cash paid for operating leases with original terms greater than 12 months was $877 for the year ended December 31, 2020. Losses from the sale of these two vessels and initial direct costs which were included in the respective ROU assets are amortized on a straight-line basis over the duration of the lease and are included in operating lease expense in the accompanying statement of consolidated loss.

The Company's future minimum operating lease payments required to be made after December 31, 2020, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2021	12,228
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	51,347
Less imputed interest	(8,254)
Total Lease Liability	43,093
Presented as follows:
Short-term lease liability	9,288
Long-term lease liability	33,805

The weighted average remaining lease term on our chartered-in contracts greater than 12 months is 59.2 months.

At the lease’s inception, the carrying amounts of the M/T Eco Beverly Hills and M/T Eco Bel Air were less than the vessels fair value, as this was determined by a third party broker valuation. Hence in accordance with ASC 842-40-30-1 that stipulates that sale-and-leaseback transactions are accounted for at fair value, the Company recognized a loss on the sale and leaseback transactions of $10,688 included in Loss on sale of vessels in the Company's accompanying consolidated statements of comprehensive loss.

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the year ended December 31, 2020, the Company operated two vessels (M/T Eco Bel Air and M/T Eco Beverly Hills) under time charters with BP Shipping Limited, one vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S, two vessels (M/T Eco Los Angeles and M/T Eco City of Angels) under time charters with Trafigura Maritime Logistics Pte Ltd and one vessel (M/T Marina Del Ray) under time charter with Cargill.

Furthermore the Company has entered into time charter parties for its newbuilding vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis (see Note 5) and M/T Eco West Coast and M/T Eco Malibu with Clearlake Shipping Pte Ltd. All the above mentioned time charter agreements will commence upon the respective vessels’ delivery.

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2020, based on commitments relating to non-cancellable time charter contracts as of December 31, 2020, are as follows (excluding vessels held for sale):

Year ending December 31,	Time Charter receipts
2021	39,988
2022	24,046
2023	7,245
2024	1,178
Total	72,457

Future minimum time-charter receipts of the Company’s vessels under construction as of December 31, 2020, are as follows (based on estimated delivery dates, excluding vessels held for sale):

Year ending December 31,	Time Charter receipts
2021	18,910
2022	24,784
2023	24,784
2024	5,874
Total	74,352

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the dry-docking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.